Changes in significant accounting policies	6 Months Ended
Feb. 28, 2022
Changes in significant accounting policies

4.	Changes in significant accounting policies

Accounting pronouncements adopted during the period

IFRS 37 Provisions, Contingent Liabilities and Contingent Assets (“IFRS 37”)

In May 2020 the International Accounting Standards Board issued Onerous Contracts-Cost of Fulfilling a Contract. This amended IFRS 37 to clarify that for the purpose of assessing whether a contract is onerous, the cost of fulfilling the contract includes both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. This Standard defines an onerous contract as a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. If an entity has a contract that is onerous, the present obligation under the contract shall be recognized and measured as a provision. The amended standard was adopted on January 1, 2022, resulting in no changes to the Company’s condensed interim consolidated financial statements.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Future accounting pronouncements

The following standards have not yet been adopted and are being evaluated to determine their impact on the Company:

Amendments to IAS 1 - Classification of liabilities as current or non-current

Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies

Amendments to IAS 8 - Definition of Accounting Estimates

Amendments to IAS 12 Income Taxes - Deferred Tax Related to Assets and liabilities Arising from a Single Transaction

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or the Company is still assessing what the impact will be to the Company’s financial statements.